Retrospective Adjustments of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Restatement of Previously Issued Financial Statements

The following sets forth the previously reported and restated amounts of selected items within the balance sheet and statement of operations as of and for the year ended December 31, 2017:

	2017
	As Previously Reported	Adjustments	As Adjusted

Cash	$-	$4,478	$4,478
Accounts payable	52,837	31,882	84,719
Due to related party	7,990	98,339	106,329
Additional paid-in capital	1,286,802	69,362	1,356,164
Stockholders’ deficit, December 31, 2017	5,717,106	195,105	5,912,211
Net loss for the year ended December 31, 2017	271,187	57,275	328,462